UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7056
                                                     ---------------------

                     Nuveen Select Maturities Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: March 31
                                           ------------------

                  Date of reporting period: September 30, 3004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                            SEMIANNUAL REPORT September 30, 2004

Nuveen Investments
Municipal Closed-End
Exchange-Traded
Funds

                                         Nuveen Select Maturities Municipal Fund
                                                                             NIM

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Photo of: 2 children sitting in the grass.

Dependable, tax-free income because IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)

Logo: NUVEEN Investments

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if you get your Nuveen Fund dividends
and statements directly from Nuveen.



(Be sure to have the address sheet that accompanied this report handy. You'll need it to complete the enrollment process.)

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

Timothy R. Schwertfeger
Chairman of the Board

Photo of: Timothy R. Schwertfeger


Chairman's
      LETTER TO SHAREHOLDERS



Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with monthly tax-free income and an attractive total return. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Performance Overview sections of this report.

With longer-term interest rates still relatively low, many investors have begun to wonder whether these rates will soon begin to rise, and whether that makes this the time to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an


--------------------------------------------------------------------------------
"OUR MISSION CONTINUES TO BE TO ASSIST YOU AND YOUR FINANCIAL ADVISOR BY OFFERING THE INVESTMENT SERVICES AND PRODUCTS THAT CAN HELP YOU TO SECURE YOUR FINANCIAL OBJECTIVES."
--------------------------------------------------------------------------------


important component in achieving your long-term financial goals. A well-diversified portfolio that includes fixed-income investments with a variety of maturities may actually help to reduce your overall investment risk. We believe that a municipal bond investment with intermediate-term characteristics like this Nuveen Fund can be an important building block in a portfolio designed to perform well through a variety of market conditions.

As in past reports, I'd also like to direct your attention to the inside front cover, which explains the quick and easy process to begin receiving Fund reports via e-mail and the internet. Thousands of Nuveen Fund shareholders have already signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

November 15, 2004

Nuveen Select Maturities Municipal Fund
NIM

Portfolio Manager's
        PERSPECTIVE

Portfolio manager John Miller reviews the economy and market environment, key investment strategies and the performance of the Fund. With 11 years of municipal market experience, including 8 years with Nuveen, John has managed NIM since 2001.

WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE SEMIANNUAL REPORTING PERIOD ENDED SEPTEMBER 30, 2004?

During this six-month period, the U.S. economy demonstrated improvement in a number of key areas, although the pace of recovery slowed compared with that of the previous six months. After posting GDP (gross domestic product) annualized growth above 4% in the previous two quarters, economic growth in the second quarter of 2004 moderated to 3.3% (annualized). Slower job growth and higher oil prices held GDP growth to an annualized rate of 3.7% in the third quarter of 2004.

Higher energy costs were also partially responsible for some increased speculation about a rise in the rate of inflation. The Consumer Price Index rose at a 4.8% annualized rate in the second quarter of 2004 before slowing to a 0.6% annual growth rate in the third quarter. These inflation concerns, along with the pace of economic recovery and continued geopolitical uncertainty, acted as catalysts for heightened volatility in the fixed-income markets during this reporting period.

As one example, the yield on the Bond Buyer 25 Revenue Bond Index (BB25), a widely followed municipal bond index, stood at 4.91% when this reporting period began on April 1, 2004. As a series of improved employment reports sparked increased anticipation that the Federal Reserve might move to raise short-term interest rates, the index yield began to climb, rising to 5.45% by May 13, 2004. By the end of September 2004, more bond-friendly news--including indications of slower economic growth and relatively benign inflation--had prompted a retreat to 5.02%.

While intermediate and long-term interest rates were moving up and then down, short-term rates rose. The Federal Reserve introduced three one-quarter-point increases in the fed funds rate between June and September 2004, raising the target rate by a total of 75 basis points to 1.75%. As a result, we saw some flattening of the yield curve (i.e., short-term rates started to approach the much-higher long-term rates). The Fed continued to note that it anticipated taking a "measured" approach to further tightening as a way to promote a sustainable recovery without increasing inflationary pressures.

During this six-month period, municipal bond supply nationwide remained relatively strong despite a decline in year-to-year issuance. More than $180 billion in new bonds came to market in the second and third quarters of 2004, a decrease of 10% when compared with April-September 2003. In contrast to 2003, when many states were issuing bonds to bridge budget gaps and fund operations, an improving economy and higher tax revenues have, in general, lessened the states' need to borrow. In September 2004 alone, national volume was down 24% from one year earlier.

IN THIS ENVIRONMENT, WHAT KEY STRATEGIES WERE USED TO MANAGE NIM DURING THE SIX MONTHS ENDED SEPTEMBER 30, 2004?

In keeping with the investment parameters of this Fund, the majority of our purchase activity during this period focused on finding attractive securities in the intermediate part of the yield curve (i.e., bonds that mature in about 10 years). Whenever possible, we sought bonds with coupons that were higher than the prevailing market rates. We believed these so-called premium bonds offered attractive current income and might help to moderate the risks inherent in a rise in intermediate-term interest rates (since bond prices decline when interest rates rise). To accommodate these purchases, we sold holdings of some bonds with shorter maturities or relatively short call dates.

In addition to our emphasis on bonds that could provide current income and a measure of downside protection, we also selectively looked for opportunities to upgrade NIM's credit quality. As a result, we sold some BBB rated holdings at what we thought were favorable prices and used the proceeds to purchase A rated bonds. From a sector perspective, we continued to find healthcare attractive, particularly hospital bonds. Among the additions to NIM's portfolio during this period were A1 rated bonds issued by the Iowa Finance Authority for Genesis Medical Center.

HOW DID THE FUND PERFORM?

Results for NIM, as well as for relevant benchmarks, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE
For periods ended 9/30/04

                        CUMULATIVE            ANNUALIZED
                        ----------   ----------------------------
                         6-MONTH     1-YEAR    5-YEAR     10-YEAR
-----------------------------------------------------------------
NIM                        1.95%      5.00%     3.29%      4.80%
-----------------------------------------------------------------
Lehman Brothers
7-Year Municipal
Bond Index1                0.99%      3.33%     6.41%      6.29%
-----------------------------------------------------------------
Lipper General and
Insured Unleveraged
Municipal Debt Funds
Average2                   2.04%      5.86%     5.38%      6.12%
-----------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the Performance Overview page for NIM in this report.


For the six months ended September 30, 2004, NIM's cumulative return on net asset value (NAV) outperformed the return of the unmanaged Lehman Brothers index. The Fund slightly underperformed the average of the Lipper peer group, which is comprised primarily of Funds holding longer-term bonds.

Some of NIM's relatively strong performance during this period was due to the returns provided by specific securities within the portfolio. For example, the Fund held $3.2 million (representing 3% of the portfolio) in bonds issued by the Piedmont Municipal Power Agency, a South Carolina public electric power facility. These bonds were pre-refunded during this period, which benefited the Fund through price appreciation as well as enhancing the Fund's overall credit quality.

Even though we were attempting to improve the credit quality of the Fund over this period, NIM did benefit to a degree from its holdings of lower quality bonds. Lower-rated bonds generally outperformed higher-quality securities as the economic outlook improved over this period and demand for these bonds increased. Among the lower-rated bonds making positive contributions to NIM's six-month return were those issued within the healthcare sector, especially hospital bonds. NIM's return was also helped by its holdings of bonds backed by revenues from the 1998 master tobacco settlement agreement.

HOW ABOUT NIM'S DIVIDEND AND SHARE PRICE?

As noted earlier, our key goals over the past six months included income-oriented strategies designed to support and potentially enhance NIM's income stream. This emphasis helped to maintain the stability of NIM's dividend throughout this period.



1 The Lehman Brothers 7-Year Municipal Bond Index is an unleveraged, unmanaged index comprising a broad range of investment-grade municipal bonds with maturities ranging from six to eight years. Results for the Lehman index do not reflect any expenses.

2 The Lipper General and Insured Unleveraged Municipal Debt Funds category average is calculated using the returns of all unleveraged closed-end exchange-traded funds in this category for each period as follows: 6 months, 9 funds; 1 year, 9 funds; 5 years, 8 funds; and 10 years, 8 funds. Fund and Lipper returns assume reinvestment of dividends.

NIM seeks to pay stable dividends at rates that reflect the Fund's past results and projected future performance. During certain periods, NIM may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. NIM will, over time, pay all of its net investment income as dividends to shareholders. As of September 30, 2004, NIM had a negative UNII balance for purposes of its financial statements.

As of September 30, 2004, NIM was trading at a discount to its NAV. This discount was roughly in line with the Fund's average discount over the entire six-month reporting period.

HOW WAS NIM POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF SEPTEMBER 30, 2004?

Given the current geopolitical and economic climate, we continued to believe that maintaining strong credit quality within part of the portfolio was a good counterbalance to the Fund's exposure to lower-rated securities. As of the end of September 2004, 58% of NIM's portfolio was rated AAA/U.S. guaranteed and AA.

At the end of September 2004, NIM's potential call exposure during 2004-2005 was 11%. The number of actual bond calls in this Fund depends largely on market interest rates.

Nuveen Select Maturities Municipal Fund
NIM

Performance
     OVERVIEW As of September 30, 2004



CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              53%
AA                                5%
A                                20%
BBB                              17%
NR                                4%
BB or Lower                       1%

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE 2
Oct                  0.0425
Nov                  0.0425
Dec                  0.0395
Jan                  0.0395
Feb                  0.0395
Mar                  0.0395
Apr                  0.0395
May                  0.0395
Jun                  0.0395
Jul                  0.0395
Aug                  0.0395
Sep                  0.0395


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/03              $ 9.99
                       9.89
                       9.75
                       9.9
                       9.84
                       9.9
                       9.94
                       9.94
                       9.86
                       9.84
                       9.78
                       9.83
                       9.77
                       9.8
                       9.88
                       9.91
                       9.95
                       9.93
                       9.93
                       9.93
                       9.87
                       9.85
                       9.82
                       9.92
                       9.92
                       9.98
                       9.99
                       9.88
                       9.95
                       9.96
                       9.96
                       9.97
                       9.86
                       9.97
                       9.97
                       9.93
                       9.97
                       9.93
                       9.9
                       9.92
                       9.98
                       9.9
                       9.9
                       9.98
                       9.93
                       9.96
                       9.96
                       9.96
                       9.9
                       9.91
                       9.91
                       9.84
                       9.92
                       9.85
                       9.9
                       9.83
                       9.8
                       9.7
                       9.67
                       9.54
                       9.53
                       9.6
                       9.5
                       9.52
                       9.55
                       9.53
                       9.53
                       9.57
                       9.6
                       9.68
                       9.75
                       9.77
                       9.71
                       9.76
                       9.74
                       9.8
                       9.88
                       9.82
                       9.86
                       9.82
                       9.77
                       9.7
                       9.67
                       9.68
                       9.69
                       9.69
                       9.75
                       9.79
                       9.84
                       9.76
                       9.84
                       9.85
                       9.85
                       9.84
                       9.9
                       9.9
                       9.89
                       9.89
                       9.95
                       9.95
                       9.84
                       9.8
                       9.82
                       9.83
                       9.83
                       9.83
                       9.79
                       9.81
                       9.78
                       9.84
                       9.88
                       9.84
                       9.94
                       9.89
                       9.85
                       9.88
                       9.94
                       9.89
                       9.96
                       9.9
                       9.95
                       9.97
                       9.97
                       9.92
                       9.87
                       9.98
                       9.9
                       9.91
                       9.93
                       9.98
                       9.86
                       9.6
                       9.51
                       9.72
                       9.73
                       9.65
                       9.49
                       9.44
                       9.3
                       9.45
                       9.37
                       9.38
                       9.26
                       9.36
                       9.38
                       9.17
                       9.05
                       9.08
                       9
                       9.03
                       9.17
                       9.24
                       9.2
                       9.22
                       9.06
                       9.12
                       9.11
                       9.13
                       9.05
                       9.07
                       9.07
                       9.11
                       9.19
                       9.12
                       9.11
                       9.14
                       9.21
                       9.3
                       9.4
                       9.34
                       9.34
                       9.3
                       9.34
                       9.17
                       9.26
                       9.27
                       9.28
                       9.26
                       9.23
                       9.06
                       9.09
                       9.11
                       9.13
                       9.15
                       9.08
                       9.08
                       9.15
                       9.1
                       9.18
                       9.11
                       9.15
                       9.2
                       9.19
                       9.25
                       9.26
                       9.28
                       9.31
                       9.28
                       9.3
                       9.25
                       9.28
                       9.23
                       9.27
                       9.25
                       9.27
                       9.21
                       9.23
                       9.25
                       9.25
                       9.23
                       9.24
                       9.26
                       9.28
                       9.28
                       9.28
                       9.25
                       9.25
                       9.28
                       9.35
                       9.37
                       9.29
                       9.34
                       9.36
                       9.38
                       9.45
                       9.53
                       9.55
                       9.5
                       9.51
                       9.45
                       9.49
                       9.52
                       9.47
                       9.45
                       9.5
                       9.52
                       9.5
                       9.47
                       9.48
                       9.45
                       9.45
                       9.48
                       9.49
                       9.55
                       9.59
                       9.54
                       9.55
                       9.55
                       9.6
                       9.56
                       9.53
                       9.47
                       9.6
                       9.54
                       9.61
                       9.57
9/30/04                9.65


FUND SNAPSHOT
------------------------------------
Share Price                    $9.65
------------------------------------
Net Asset Value               $10.31
------------------------------------
Premium/(Discount) to NAV     -6.40%
------------------------------------
Market Yield                   4.91%
------------------------------------
Taxable-Equivalent Yield1      6.82%
------------------------------------
Net Assets ($000)           $127,737
------------------------------------
Average Effective
Maturity (Years)               11.84
------------------------------------
Modified Duration               4.43
------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 9/19/92)
------------------------------------
         ON SHARE PRICE      ON NAV
------------------------------------
6-Month
(cumulative)    -.33%         1.95%
------------------------------------
1-Year          1.46%         5.00%
------------------------------------
5-Year          4.64%         3.29%
------------------------------------
10-Year         4.95%         4.80%
------------------------------------


STATES
(as a % of total investments)
------------------------------------
Illinois                         12%
------------------------------------
Washington                       10%
------------------------------------
New York                          9%
------------------------------------
Colorado                          9%
------------------------------------
Texas                             7%
------------------------------------
District of Columbia              4%
------------------------------------
South Carolina                    4%
------------------------------------
Arizona                           4%
------------------------------------
Wisconsin                         4%
------------------------------------
Arkansas                          3%
------------------------------------
Kansas                            3%
------------------------------------
Michigan                          3%
------------------------------------
Pennsylvania                      3%
------------------------------------
Other                            25%
------------------------------------


SECTORS
(as a % of total investments)
------------------------------------
Utilities                        23%
------------------------------------
Healthcare                       18%
------------------------------------
U.S. Guaranteed                   9%
------------------------------------
Tax Obligation/General            8%
------------------------------------
Long-Term Care                    7%
------------------------------------
Consumer Staples                  7%
------------------------------------
Tax Obligation/Limited            6%
------------------------------------
Transportation                    5%
------------------------------------
Education and Civic
  Organizations                   5%
------------------------------------
Other                            12%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a net ordinary income distribution in December 2003 of $0.0020 per share.

Shareholder
       MEETING REPORT

The Shareholder Meeting was held in Chicago, Illinois on August 3, 2004.
                                                                                                                               NIM
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                                                                            Common
                                                                                                                            Shares
====================================================================================================================================
Robert P. Bremner
      For                                                                                                                11,468,168
      Withhold                                                                                                               83,572
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                                              11,551,740
====================================================================================================================================
Lawrence H. Brown
      For                                                                                                                11,456,846
      Withhold                                                                                                               94,894
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                                              11,551,740
====================================================================================================================================
Jack B. Evans
      For                                                                                                                11,467,374
      Withhold                                                                                                               84,366
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                                              11,551,740
====================================================================================================================================
William C. Hunter
      For                                                                                                                11,465,374
      Withhold                                                                                                               86,366
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                                              11,551,740
====================================================================================================================================
William J. Schneider
      For                                                                                                                11,471,858
      Withhold                                                                                                               79,882
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                                              11,551,740
====================================================================================================================================
Timothy R. Schwertfeger
      For                                                                                                                11,470,998
      Withhold                                                                                                               80,742
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                                              11,551,740
====================================================================================================================================
Judith M. Stockdale
      For                                                                                                                11,460,877
      Withhold                                                                                                               90,863
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                                              11,551,740
====================================================================================================================================

                            Nuveen Select Maturities Municipal Fund (NIM)
                            Portfolio of
                                    INVESTMENTS September 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 2.0%

$       2,000   Alabama 21st Century Authority, Tobacco Settlement Revenue           12/11 at 101.00          A-     $    2,018,960
                 Bonds, Series 2001, 5.750%, 12/01/17

          500   Marshall County Healthcare Authority, Alabama, Revenue                1/12 at 101.00          A-            543,780
                 Bonds, Series 2002A, 6.250%, 1/01/22

------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 3.9%

        2,470   Arizona Educational Loan Marketing Corporation, Educational           3/05 at 100.00         Aaa          2,478,941
                 Loan Revenue Bonds, Series 1992, 6.375%, 9/01/05
                 (Alternative Minimum Tax)

        1,570   Phoenix Industrial Development Authority, Arizona, Statewide          4/08 at 101.50         AAA          1,598,778
                 Single Family Mortgage Revenue Bonds, Series 1998C,
                 6.650%, 10/01/29 (Alternative Minimum Tax)

          975   Industrial Development Authority, Winslow, Arizona,                     No Opt. Call         N/R            938,477
                 Hospital Revenue Bonds, Winslow Memorial Hospital Project,
                 Series 1998, 5.750%, 6/01/08

------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 3.0%

        1,000   Fort Smith, Arkansas, Water and Sewer Revenue Refunding              10/11 at 100.00         AAA          1,107,850
                 and Construction Bonds, Series 2002A, 5.250%, 10/01/17 -
                 FSA Insured

        1,000   Jonesboro, Arkansas, Industrial Development Revenue Bonds,              No Opt. Call          A+          1,058,880
                 Anheuser Busch Inc. Project, Series 2002, 4.600%, 11/15/12

        1,380   North Little Rock, Arkansas, Electric Revenue Refunding                 No Opt. Call         AAA          1,689,851
                 Bonds, Series 1992A, 6.500%, 7/01/15 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 1.7%

        2,115   Vernon, California, Electric System Revenue Bonds,                    4/08 at 100.00          A2          2,190,463
                 Malburg Generating Station Project, Series 2003C,
                 5.250%, 4/01/17

------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 9.2%

        1,475   Colorado Educational and Cultural Facilities Authority,               7/12 at 100.00         BBB          1,431,724
                 Charter School Revenue Bonds, Douglas County School
                 District RE-1 - DCS Montessori School, Series 2002A,
                 6.000%, 7/15/22

        1,175   Colorado Educational and Cultural Facilities Authority,              12/13 at 100.00         AAA          1,202,883
                 Charter School Revenue Bonds, Classical Academy,
                 Series 2003, 4.500%, 12/01/18 - XLCA Insured

          660   Colorado Housing Finance Authority, Single Family Program             4/10 at 105.00          AA            684,763
                 Senior Bonds, Series 2000D-2, 6.900%, 4/01/29 (Alternative
                 Minimum Tax)

        1,000   Denver Health and Hospitals Authority, Colorado, Healthcare          12/11 at 100.00         BBB          1,039,770
                 Revenue Bonds, Series 2001A, 6.000%, 12/01/23

        1,465   Denver West Metropolitan District, Colorado, General                 12/13 at 100.00          AA          1,470,391
                 Obligation Refunding and Improvement Bonds, Series 2003,
                 4.500%, 12/01/18 - RAAI Insured

          209   El Paso County, Colorado, FNMA Mortgage-Backed Single                   No Opt. Call         Aaa            211,418
                 Family Revenue Refunding Bonds, Series 1992A-2,
                 8.750%, 6/01/11

        5,875   Northwest Parkway Public Highway Authority, Colorado,                  6/11 at 38.04         AAA          1,630,900
                 Senior Lien Revenue Bonds, Series 2001B, 0.000%, 6/15/27 -
                 AMBAC Insured

        1,000   Summit County, Colorado, Sports Facilities Revenue                      No Opt. Call         AAA          1,104,300
                 Refunding Bonds, Keystone Resorts Management Inc.
                 Project, Series 1990, 7.750%, 9/01/06

        2,845   University of Colorado Hospital Authority, Hospital Revenue          11/11 at 100.00          A3          2,978,174
                 Bonds, Series 2001A, 5.600%, 11/15/21

------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 1.6%

                Eastern Connecticut Resource Recovery Authority, Solid
                Waste Revenue Bonds, Wheelabrator Lisbon
                Project, Series 1993A:
          500    5.500%, 1/01/14 (Alternative Minimum Tax)                            1/05 at 100.00         BBB            500,895
        1,570    5.500%, 1/01/15 (Alternative Minimum Tax)                            1/05 at 100.00         BBB          1,571,021


                                       10

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 4.3%

                District of Columbia, General Obligation Refunding Bonds,
                Series 1993A:
$         900    6.000%, 6/01/07 - MBIA Insured                                         No Opt. Call         AAA     $      963,747
        4,105    6.000%, 6/01/07 - MBIA Insured                                         No Opt. Call         AAA          4,511,723

------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 2.1%

        2,400   Deltona, Florida, Utility Systems Water and Sewer Revenue            10/13 at 100.00         AAA          2,668,080
                 Bonds, Series 2003, 5.250%, 10/01/17 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 11.9%

          940   Chicago, Illinois, Tax Increment Allocation Bonds,                    1/09 at 100.00         N/R            963,039
                 Irving/Cicero Redevelopment Project, Series 1998,
                 7.000%, 1/01/14

        2,000   Illinois Development Finance Authority, Revenue Refunding             4/10 at 102.00        BBB-          2,094,480
                 Bonds, Olin Corporation Project, Series 1993D,
                 6.750%, 3/01/16

        4,965   Illinois Development Finance Authority, Revenue Bonds,                4/11 at 105.00         Aaa          5,508,618
                 Greek American Nursing Project, Series 2000A,
                 7.600%, 4/20/40

        2,000   Illinois Educational Facilities Authority, Revenue Bonds,               No Opt. Call          A1          2,003,400
                 Art Institute of Chicago, Series 2000, 4.450%, 3/01/34
                 (Mandatory put 3/01/15)

        1,000   Illinois Health Facilities Authority, Revenue Refunding Bonds,        2/05 at 101.00          A+          1,023,200
                 Edward Hospital Project, Series 1993A, 6.000%, 2/15/19

        1,210   Illinois Health Facilities Authority, Revenue Bonds, Silver           8/09 at 101.00          A-          1,244,400
                 Cross Hospital and Medical Centers, Series 1999,
                 5.500%, 8/15/19

        1,100   Illinois Housing Development Authority, Section 8 Elderly            11/04 at 100.00          A-          1,102,409
                 Housing Revenue Bonds, Skyline Towers Apartments Project,
                 Series 1992B, 6.625%, 11/01/07

        1,000   Illinois Educational Facilities Authority, Student Housing            5/12 at 101.00        Baa2          1,101,180
                 Revenue Bonds, Educational Advancement Foundation Fund,
                 University Center Project, Series 2002, 6.625%, 5/01/17

------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 0.9%

        1,000   Indianapolis Local Public Improvement Bond Bank, Indiana,               No Opt. Call          AA          1,100,730
                 Series 1992D, 6.600%, 2/01/07

------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 2.0%

        1,000   Iowa Finance Authority, Health Care Revenue Bonds,                    7/10 at 100.00          A1          1,075,430
                 Genesis Medical Center, Series 2000, 6.250%, 7/01/25

        1,800   Iowa Tobacco Settlement Authority, Tobacco Settlement                 6/11 at 101.00         BBB          1,510,326
                 Asset-Backed Revenue Bonds, Series 2001B,
                 5.300%, 6/01/25

------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 2.9%

        3,500   Wichita, Kansas, Hospital Revenue Refunding and                      11/11 at 101.00          A+          3,702,825
                 Improvement Bonds, Via Christi Health System Inc.,
                 Series 2001-III, 5.500%, 11/15/21

------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 0.9%

        1,100   Maryland Energy Financing Administration, Revenue                     9/05 at 102.00         N/R          1,126,763
                 Bonds, AES Warrior Run Project, Series 1995,
                 7.400%, 9/01/19 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 2.0%

        1,000   Massachusetts Industrial Finance Agency, Resource                       No Opt. Call         BBB          1,011,850
                 Recovery Remarketed Revenue Refunding Bonds, Ogden
                 Haverhill Project, Series 1992A, 4.850%, 12/01/05

        1,495   Massachusetts Housing Finance Agency, Rental Housing                  7/10 at 100.00         AAA          1,606,273
                 Mortgage Revenue Bonds, Series 2000H, 6.650%, 7/01/41
                 (Alternative Minimum Tax) - MBIA Insured


                                       11


                            Nuveen Select Maturities Municipal Fund (NIM) (continued)
                                   Portfolio of INVESTMENTS September 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 2.8%

$       1,000   Cornell Township Economic Development Corporation,                    5/12 at 100.00         BBB     $    1,070,650
                 Michigan, Environmental Improvement Revenue Refunding
                 Bonds, MeadWestvaco Corporation-Escanaba Project,
                 Series 2002, 5.875%, 5/01/18

        1,455   Michigan State Hospital Finance Authority, Collateralized               No Opt. Call        Baa2          1,464,005
                 Loan, Detroit Medical Center, Series 2001, 7.360%, 4/01/07

          470   Michigan State Hospital Finance Authority, Revenue                      No Opt. Call         Ba3            470,150
                 Refunding Bonds, Detroit Medical Center, Series 1988A,
                 8.125%, 8/15/12

          600   Michigan State Hospital Finance Authority, Hospital Revenue           1/06 at 102.00         Ba3            560,910
                 Refunding Bonds, Sinai Hospital, Series 1995,
                 6.625%, 1/01/16

------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.9%

        1,000   White Earth Band of Chippewa Indians, Minnesota, Revenue                No Opt. Call           A          1,126,800
                 Bonds, Series 2000A, 7.000%, 12/01/11 - ACA Insured

------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 0.8%

        1,000   Dodge County School District 1, Nebraska, Fremont Public             12/14 at 100.00         Aaa          1,076,560
                 Schools, General Obligation Bonds, Series 2004,
                 5.000%, 12/15/19 (WI, settling 10/15/04) - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 9.2%

        1,000   New York State Dormitory Authority, Revenue Bonds,                    7/13 at 100.00          AA          1,118,010
                 Brooklyn Law School, Series 2003A, 5.500%, 7/01/15 -
                 RAAI Insured

        1,500   New York State Energy Research and Development                       10/05 at 100.00          A1          1,513,005
                 Authority, Facilities Revenue Bonds, Consolidated Edison
                 Company Inc., Series 2001A, 4.700%, 6/01/36 (Alternative
                 Minimum Tax) (Mandatory put 10/01/12)

        1,415   New York State Medical Care Facilities Finance Agency,                2/06 at 102.00         AA+          1,512,182
                 FHA-Insured Mortgage Hospital and Nursing Home
                 Revenue Bonds, Series 1995C, 6.100%, 8/15/15

        2,130   Niagara Falls, Niagara County, New York, General                        No Opt. Call         AAA          2,500,854
                 Obligation Water Treatment Plant Bonds, Series 1994,
                 8.500%, 11/01/07 (Alternative Minimum Tax) - MBIA Insured

        4,300   Port Authority of New York and New Jersey, Special Project              No Opt. Call         AAA          5,165,547
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 7.000%, 12/01/12 (Alternative Minimum Tax) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.6%

        1,880   Union County, North Carolina, Certificates of Participation,          6/13 at 101.00         AAA          2,029,103
                 Series 2003, 5.000%, 6/01/18 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 2.4%

        1,965   Hamilton County, Ohio, Hospital Facilities Revenue                      No Opt. Call        A***          2,024,854
                 Refunding Bonds, Bethesda Hospital Inc., Series 1992A,
                 6.250%, 1/01/06

        1,000   Toledo-Lucas County Port Authority, Ohio, Port Revenue                  No Opt. Call          A+          1,032,340
                 Bonds, Cargill Inc. Project, Series 2004B, 4.500%, 12/01/15

------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 1.0%

        1,150   Oklahoma State Industries Authority, Health System                    8/06 at 102.00         AAA          1,229,132
                 Revenue Refunding Bonds, Baptist Medical Center,
                 Series 1995D, 5.000%, 8/15/14 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.5%

        1,500   Pennsylvania Economic Development Financing Authority,               12/04 at 102.00        BBB-          1,541,340
                 Resource Recovery Revenue Bonds, Colver Project,
                 Series 1994D, 7.150%, 12/01/18 (Alternative Minimum Tax)

        1,390   Pennsylvania Higher Educational Facilities Authority,                   No Opt. Call         Aaa          1,674,630
                 College Revenue Bonds, Ninth Series 1976, 7.625%, 7/01/15


                                       12

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 4.0%

                Piedmont Municipal Power Agency, South Carolina, Electric
                Revenue Bonds, Series 1991:
$       1,040    6.750%, 1/01/19 - FGIC Insured                                         No Opt. Call         AAA     $    1,350,315
        1,460    6.750%, 1/01/19 - FGIC Insured                                         No Opt. Call         AAA          1,860,653

        1,250   South Carolina JOBS Economic Development Authority,                     No Opt. Call         BBB          1,452,838
                 Hospital Revenue Bonds, Palmetto Health Alliance,
                 Series 2000A, 7.000%, 12/15/10

          500   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00         BBB            476,215
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22

------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 1.8%

                Shelby County Health, Educational and Housing Facilities Board,
                Tennessee, Hospital Revenue Bonds, Methodist Healthcare, Series
                2002:
          750    6.000%, 9/01/17                                                      9/12 at 100.00       A-***            885,510
        1,250    6.000%, 9/01/17 (Pre-refunded to 9/01/12)                            9/12 at 100.00       A-***          1,475,375

------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 7.2%

        1,055   Austin, Texas, General Obligation Bonds, Series 2004,                 9/14 at 100.00         AAA          1,124,187
                 5.000%, 9/01/20 - MBIA Insured

          445   Austin-Travis County Mental Health Center, Texas, Revenue             3/05 at 101.00         AAA            457,393
                 Bonds, Mental Health and Mental Retardation Center
                 Facilities Acquisition Program, Series 1995A,
                 6.500%, 3/01/15 - FSA Insured

        2,000   Brazos River Authority, Texas, Collateralized Revenue                 6/14 at 100.00         AAA          2,006,200
                 Refunding Bonds, CenterPoint Energy Inc., Series 2004B,
                 4.250%, 12/01/17 - FGIC Insured

          210   Galveston Property Finance Authority Inc., Texas, Single              3/05 at 100.00          A3            210,683
                 Family Mortgage Revenue Bonds, Series 1991A,
                 8.500%, 9/01/11

          770   Gulf Coast Mental Health Centers, Texas, Revenue Bonds,               3/05 at 101.00         AAA            791,445
                 Mental Health and Mental Retardation Facilities Acquisition
                 Program, Series 1995C, 6.500%, 3/01/15 - FSA Insured

        2,500   Matagorda County Navigation District 1, Texas, Pollution                No Opt. Call        BBB+          2,600,425
                 Control Revenue Refunding Bonds, Central Power and
                 Light Company, Series 2001A, 4.550%, 11/01/29
                 (Mandatory put 11/01/06)

          900   Tom Green County Health Facilities Development                          No Opt. Call        Baa3            929,430
                 Corporation, Texas, Hospital Revenue Bonds, Shannon
                 Health System Project, Series 2001, 5.600%, 5/15/06

          400   Travis County Health Facilities Development Corporation,             11/04 at 101.00         Aaa            409,084
                 Texas, Hospital Revenue Bonds, Daughters of Charity
                 National Health System, Series 1993B, 5.900%, 11/15/07

          610   Tri-County Mental Health and Retardation Center, Texas,               3/05 at 101.00         AAA            626,989
                 Revenue Bonds, Facilities Acquisition Program, Series 1995E,
                 6.500%, 3/01/15 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 1.7%

        2,055   Bountiful, Davis County, Utah, Hospital Revenue Refunding               No Opt. Call         N/R          2,114,205
                 Bonds, South Davis Community Hospital Project,
                 Series 1998, 6.000%, 12/15/10

------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 9.3%

                Washington State Public Power Supply System, Nuclear Project 1
                Revenue Refunding Bonds, Series 1993A:
          160    7.000%, 7/01/07                                                        No Opt. Call         Aaa            180,283
        1,340    7.000%, 7/01/07                                                        No Opt. Call         Aaa          1,515,634
        1,130    7.000%, 7/01/08                                                        No Opt. Call         Aaa          1,317,410
        1,870    7.000%, 7/01/08                                                        No Opt. Call         Aaa          2,164,095

        7,000   Washington Public Power Supply System, Nuclear Project 3                No Opt. Call         Aaa          6,742,470
                 Revenue Refunding Bonds, Series 1990B, 0.000%, 7/01/06

------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.6%

        2,000   Harrison County Commission, West Virginia, Solid Waste                8/06 at 100.00         AAA          2,048,100
                 Disposal Revenue Bonds, West Penn Power Company,
                 Series 1994C, 6.750%, 8/01/24 (Alternative Minimum
                 Tax) - MBIA Insured


                                       13


                            Nuveen Select Maturities Municipal Fund (NIM) (continued)
                                   Portfolio of INVESTMENTS September 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 3.5%

                Badger Tobacco Asset Securitization Corporation, Wisconsin,
                Tobacco Settlement Asset-Backed Bonds, Series 2002:
$         940    6.125%, 6/01/27                                                      6/12 at 100.00         BBB     $      903,227
        1,480    6.375%, 6/01/32                                                      6/12 at 100.00         BBB          1,358,107

        1,000   Wisconsin Health and Educational Facilities Authority,                7/11 at 100.00          A-          1,062,210
                 Revenue Bonds, Agnesian Healthcare Inc., Series 2001,
                 6.000%, 7/01/21

        1,150   Wisconsin Health and Educational Facilities Authority,                2/09 at 101.00           A          1,182,188
                 Revenue Bonds, Aurora Health Care Inc., Series 1999A,
                 5.500%, 2/15/20 - ACA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     123,319   Total Long-Term Investments (cost $121,389,882) - 98.7%                                                 126,125,435
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.3%                                                                      1,611,358
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $  127,736,793
                ====================================================================================================================

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


                                       14

                        Statement of
                            ASSETS AND LIABILITIES September 30, 2004 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $121,389,882)                                                                       $126,125,435
Receivables:
   Interest                                                                                                               2,035,559
   Investments sold                                                                                                       1,424,569
Other assets                                                                                                                  3,779
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                                      129,589,342
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                                                              682,768
Payable for investments purchased                                                                                         1,082,144
Accrued expenses:
   Management fees                                                                                                           51,802
   Other                                                                                                                     35,835
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                                                   1,852,549
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                             $127,736,793
====================================================================================================================================
Shares outstanding                                                                                                       12,394,977
====================================================================================================================================
Net asset value per share outstanding (net assets divided by shares outstanding)                                       $      10.31
====================================================================================================================================



NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                                                                $    123,950
Paid-in surplus                                                                                                         138,316,282
Undistributed (Over-distribution of) net investment income                                                                 (161,963)
Accumulated net realized gain (loss) from investments                                                                   (15,277,029)
Net unrealized appreciation of investments                                                                                4,735,553
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                             $127,736,793
====================================================================================================================================


                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended September 30, 2004 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                                                        $3,459,140
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                             315,020
Shareholders' servicing agent fees and expenses                                                                               8,062
Custodian's fees and expenses                                                                                                17,276
Trustees' fees and expenses                                                                                                   1,960
Professional fees                                                                                                             6,119
Shareholders' reports - printing and mailing expenses                                                                        19,797
Stock exchange listing fees                                                                                                   4,322
Investor relations expense                                                                                                    9,449
Other expenses                                                                                                                3,646
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                                                                                  385,651
   Custodian fee credit                                                                                                      (4,043)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                                381,608
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                     3,077,532
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments                                                                                           22,954
Change in net unrealized appreciation (depreciation) of investments                                                        (761,414)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                                                                           (738,460)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                                               $2,339,072
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                                                                                      SIX MONTHS
                                                                                                           ENDED         YEAR ENDED
                                                                                                         9/30/04            3/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                               $  3,077,532       $  6,292,979
Net realized gain (loss) from investments                                                                 22,954            (59,362)
Change in net unrealized appreciation (depreciation) of investments                                     (761,414)           230,665
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                             2,339,072          6,464,282
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                                                            (2,937,611)        (6,234,675)
From accumulated net realized gains from investments                                                          --                 --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                                             (2,937,611)        (6,234,675)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from shares issued to shareholders due to
   reinvestment of distributions                                                                              --                 --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                                   (598,539)           229,607
Net assets at the beginning of period                                                                128,335,332        128,105,725
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                                                     $127,736,793       $128,335,332
====================================================================================================================================
Undistributed (Over-distribution of) net investment income at the end of period                     $   (161,963)      $   (301,884)
====================================================================================================================================


                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The Fund covered in this report and its corresponding Common share New York Stock Exchange symbol is Nuveen Select Maturities Municipal Fund (NIM) (the "Fund"). The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

The Fund seeks to provide current income exempt from regular federal income tax, consistent with the preservation of capital by investing in a diversified, investment-grade quality portfolio of municipal obligations with intermediate characteristics. In managing its portfolio, the Fund has purchased municipal obligations having remaining effective maturities of no more than fifteen years with respect to 80% of its total assets that, in the opinion of Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., represent the best value in terms of the balance between yield and capital preservation currently available from the intermediate sector of the municipal market. The Adviser will actively monitor the effective maturities of the Fund's investments in response to prevailing market conditions, and will adjust its portfolio consistent with its investment policy of maintaining an average effective remaining maturity of twelve years or less.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with U.S. generally accepted accounting principles.

Securities Valuation

The prices of municipal bonds in the Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Fund, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At September 30, 2004, the Fund had an outstanding when-issued purchase commitment of $1,082,144.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

The Fund intends to distribute all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions made by the Fund are subject to federal taxation.

Dividends and Distributions to Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Derivative Financial Instruments

The Fund may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the six months ended September 30, 2004.

Custodian Fee Credit

The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

The Fund did not engage in transactions in its own shares during the six months ended September 30, 2004, nor during the fiscal year ended March 31, 2004.

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended September 30, 2004, aggregated $8,471,065 and $9,726,225, respectively.

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At September 30, 2004, the cost of investments owned was $121,314,642.

The net unrealized appreciation of investments at September 30, 2004, aggregated $4,810,793 of which $5,266,057 related to appreciated securities and $455,264 related to depreciated securities.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The tax components of undistributed net investment income and net realized gains at March 31, 2004, the Fund's last fiscal year end, were as follows:

--------------------------------------------------------------------------------
Undistributed net tax-exempt income                                      $77,372
Undistributed net ordinary income *                                        1,427
Undistributed net long-term capital gains                                     --
================================================================================
* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2004, the Fund's last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

2004
--------------------------------------------------------------------------------
Distributions from net tax-exempt income                              $6,265,664
Distributions from net ordinary income *                                  24,790
Distributions from net long-term capital gains                                --
================================================================================
* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At March 31, 2004, the Fund's last fiscal year end, the Fund had unused capital loss carryforwards of $15,276,106 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, $14,922 of the carryforward will expire in the year 2010, $6,523,386 will expire in 2011 and $8,737,798 will expire in 2012.

The Fund elected to defer net realized losses from investments incurred from November 1, 2003 through March 31, 2004 ("post-October losses") in accordance with Federal income tax regulations. Post-October losses of $24,091 were treated as having arisen on the first day of the current fiscal year.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

As approved by the Board of Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all funds assets managed by the Adviser and its affiliates, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As a consequence of this new management fee structure, the funds' effective management fees were reduced by approximately .007% as of October 31, 2004.

Effective August 1, 2004, the annual fund-level fee, payable monthly, is based upon the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                                    FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .3000%
For the next $125 million                                                 .2875
For the next $250 million                                                 .2750
For the next $500 million                                                 .2625
For the next $1 billion                                                   .2500
For net assets over $2 billion                                            .2375
================================================================================

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

COMPLEX-LEVEL ASSETS(1)                                  COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion(2)                                    .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                                    MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .5000%
For the next $125 million                                                 .4875
For the next $250 million                                                 .4750
For the next $500 million                                                 .4625
For the next $1 billion                                                   .4500
For net assets over $2 billion                                            .4375
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



6. SUBSEQUENT EVENT - DISTRIBUTIONS TO SHAREHOLDERS

The Fund declared a dividend distribution of $.0395 per share from its tax-exempt net investment income which was paid on November 1, 2004, to shareholders of record on October 15, 2004.

Financial
       HIGHLIGHTS (Unaudited)

                        Financial
                               HIGHLIGHTS (Unaudited)

Selected data for a share outstanding throughout each period:

                                       INVESTMENT OPERATIONS                LESS DISTRIBUTIONS
                              ------------------------------------   -------------------------------
                                                     NET
                                               REALIZED/
                  BEGINNING          NET      UNREALIZED                    NET                          ENDING    ENDING
                  NET ASSET   INVESTMENT      INVESTMENT             INVESTMENT    CAPITAL            NET ASSET    MARKET
                      VALUE       INCOME      GAIN (LOSS)    TOTAL       INCOME      GAINS     TOTAL      VALUE     VALUE
-------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2005(b)      $10.35         $.25           $(.05)     $.20        $(.24)      $ --     $(.24)    $10.31  $ 9.6500
        2004          10.34          .51              --       .51         (.50)        --      (.50)     10.35    9.9300
        2003(a)       10.57          .43            (.22)      .21         (.44)        --      (.44)     10.34    9.8500

Year Ended 5/31:
        2002          11.21          .57            (.57)       --         (.61)      (.03)     (.64)     10.57   10.4500
        2001          11.16          .62             .06       .68         (.63)        --      (.63)     11.21   10.8700
        2000          11.84          .63            (.59)      .04         (.62)      (.10)     (.72)     11.16   10.1875
        1999          11.95          .61            (.07)      .54         (.61)      (.04)     (.65)     11.84   11.5625
=========================================================================================================================

                      TOTAL RETURNS                                        RATIOS/SUPPLEMENTAL DATA
                 -----------------------    ----------------------------------------------------------------------------------------
                                                                BEFORE CREDIT                   AFTER CREDIT**
                                                         -----------------------------   ------------------------------
                                                                        RATIO OF NET                     RATIO OF NET
                                                            RATIO OF      INVESTMENT        RATIO OF       INVESTMENT
                 BASED ON     BASED ON        ENDING     EXPENSES TO       INCOME TO     EXPENSES TO        INCOME TO     PORTFOLIO
                   MARKET    NET ASSET    NET ASSETS         AVERAGE         AVERAGE         AVERAGE          AVERAGE      TURNOVER
                    VALUE+       VALUE+         (000)     NET ASSETS      NET ASSETS      NET ASSETS       NET ASSETS          RATE
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2005(b)     (.33)%        1.95%     $127,737            .61%*           4.86%*           .60%*           4.87%*           7%
        2004        6.03          5.09       128,335            .63             4.92             .62             4.93            13
        2003(a)    (1.48)         2.03       128,106            .65*            4.95*            .65*            4.96*            6

Year Ended 5/31:
        2002        1.87          (.06)      130,959            .69             5.23             .68             5.23            48
        2001       13.15          6.19       138,804            .64             5.50             .61             5.53            35
        2000       (5.48)          .43       138,149            .61             5.48             .61             5.49             6
        1999        6.87          4.64       146,630            .63             5.14             .62             5.15            31
====================================================================================================================================

*    Annualized.
**   After custodian fee credit, where applicable.
+ Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Net Asset Value is the combination of changes in net asset value per share, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(a)  For the period June 1, 2002 through March 31, 2003.
(b)  For the six months ended September 30, 2004.

                                 See accompanying notes to financial statements.

                                  24-25 spread

Build Your Wealth
       AUTOMATICALLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION



QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments and (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2004, are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's web site at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

MODIFIED DURATION: Duration is a measure of the sensitivity of a bond or bond fund's value to changes when interest rates change. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.



BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period ended September 30, 2004. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing $100 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.

                                                                      Learn more
                                                           about Nuveen Funds at
                                                              WWW.NUVEEN.COM/ETF

o Share prices
o Fund details
o Daily financial news
o Investor education
o Interactive planning tools

Logo: NUVEEN Investments

ESA-A-0904D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule I in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources, including shareholders, as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Select Maturities Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: December 8, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: December 8, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: December 8, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.